PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment, net consist of the following:

	June 30,	December 31,
	2026	2025

Electronic equipment	$358,672	$-
Subtotal	$358,672	$-
Less: accumulated depreciation	$(18,930)	$-
Property and equipment, net	$339,742	$-